TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Schedule of Key Management Compensation
Key management compensation

 Key management personnel are the senior management of the Company and the members of the Company's Board of Directors.

	New Israeli Shekels
	Year ended December 31
	2016	2017	2018
Key management compensation expenses comprised	In millions
Salaries and short-term employee benefits	22	21	22
Long term employment benefits	3	3	3
Employee share-based compensation expenses	17	11	9
	42	35	34

	New Israeli Shekels
	December 31,
	2017	2018
Statement of financial position items - key management	In millions
Current liabilities:	11	9
Non-current liabilities:	11	10